Material Accounting Policy Information (Policies)	12 Months Ended
Feb. 29, 2024
Notes and other explanatory information [abstract]
Financial Instruments

Financial Instruments

Recognition

The Company recognizes financial assets and financial liabilities on the date the Company becomes a party to the contractual provisions of the instruments.

Classification

The Company classifies its financial assets and financial liabilities in the following measurement categories:

(i)	those to be measured subsequently at fair value, either through other comprehensive income (“FVTOCI”), or profit and loss (“ FVTPL”); and

(ii)	those to be measured at amortized cost.

The classification of financial assets depends on the business model for managing the financial assets and the contractual terms of the cash flows. Financial liabilities are classified as those to be measured at amortized cost unless they are designated as those to be measured subsequently at fair value through profit or loss (an irrevocable election at the time of recognition). For assets and liabilities measured at fair value, gains and losses are either recorded in profit or loss or other comprehensive income or loss.

The Company reclassifies financial assets when and only when its business model for managing those assets changes. Financial liabilities are not reclassified. The Company has implemented the following classifications:

Financial Instrument	Classification
Cash and cash equivalents	FVTPL
Investments	FVTPL
Restricted cash	Amortized cost
Accounts payable	Amortized cost

Measurement

All financial instruments are required to be measured at fair value on initial recognition, plus, in case of a financial asset or financial liability not at fair value through profit or loss, transaction costs that are directly attributable to the acquisition or issue of the financial asset or financial liability. The Company measures its financial instruments as below. See Note 15 for additional information on the classification of the Company’s financial instruments.

Impairment

Financial assets are assessed at each reporting date to determine whether there is objective evidence that they are impaired. A financial asset is impaired if objective evidence indicates a loss event has occurred after the initial recognition of the asset and the loss event had a negative effect on the estimated future cash flows of the asset that can be estimated reliably.

The Company assesses all information available, including on a forward-looking basis, the expected credit losses associated with its assets carried at amortized cost. The impairment methodology applied depends on whether there has been a significant increase in credit risk. To assess whether there is a significant increase in credit risk, the Company compares the risk of a default occurring on the asset as the reporting date, with the risk of default as at the date of initial recognition, based on all information available, and reasonable and supportive forward-looking information.

Basic and diluted loss per share

Basic and diluted loss per share

Basic loss per share is computed by dividing the loss for the year by the weighted average number of common shares outstanding during the year. For diluted per share computations, assumptions are made regarding potential common shares outstanding during the year. The weighted average number of common shares is increased to include the number of additional common shares that would be outstanding if, at the beginning of the year, or at time of issuance, if later, all options and warrants are exercised. Proceeds from exercise are used to purchase the Company’s common shares at their average market price during the year, thereby reducing the weighted average number of common shares outstanding. If these computations prove to be anti-dilutive, diluted loss per share is the same as basic loss per share.

Prepaid Financing Expenses

Prepaid Financing Expenses

Prepaid financing expenses for loans that are likely to be drawn down are deferred (together with any incremental costs) and recognized as an adjustment to the effective interest rate on the loan. When it is unlikely that a loan will be drawn down, the prepaid financing expenses are deferred and recognized in profit or loss over the commitment period of the related loan on a straight line basis. If at the end of the commitment period, the full amount of prepaid financing expense hasn’t been recognized as an adjustment to the effective interest rate on the loan, the remaining deferred portion is recognized in profit or loss.

Income taxes

Income taxes

Income tax expense is comprised of current and deferred tax. Current tax and deferred tax are recognized in net income except to the extent that it relates to a business combination or items recognized directly in equity or in other comprehensive loss/income.

Current taxes are recognized for the estimated income taxes payable or receivable on taxable income or loss for the current year and any adjustment to income taxes payable in respect of previous years. Current taxes are determined using tax rates and tax laws that have been enacted or substantively enacted by the year end date.

Deferred tax assets and liabilities are recognized where the carrying amount of an asset or liability differs from its tax base, except for taxable temporary differences arising on the initial recognition of goodwill and temporary differences arising on the initial recognition of an asset or liability in a transaction which is not a business combination and at the time of the transaction affects neither accounting nor taxable profit or loss.

Recognition of deferred tax assets for unused tax losses, tax credits and deductible temporary differences is restricted to those instances where it is probably that future taxable profit will be available against which the deferred tax asset can be utilized. At the end of each reporting period the Company reassesses unrecognized deferred tax assets. The Company recognizes a previously unrecognized deferred tax asset to the extent that it has become probable that future taxable profit will allow the deferred tax asset to be recovered.

Share based payments

Share based payments

The Company grants stock options to buy common shares of the Company to directors, officers, employees and service providers. The Company recognizes share-based compensation expense based on the estimated fair value of the options. A fair value measurement is made for each vesting installment within each option grant and is determined using the Black-Scholes option-pricing model. The fair value of the options is recognized over the vesting period of the options granted as both share-based compensation expense and reserves. This includes a forfeiture estimate, which is revised for actual forfeitures in subsequent periods. The reserves account is subsequently reduced if the options are exercised, and the amount initially recorded is then credited to capital stock.

In situations where equity instruments are issued to non-employees and some or all the goods or services received by the entity as consideration cannot be specifically identified, they are measured at fair value of the share-based payment. Otherwise, share-based payments are measured at the fair value of goods or services received.

The Company grants restricted stock units (“RSUs”) to buy common shares of the Company to directors, officers and consultants. The Company recognizes share-based compensation expense based on the fair value of the RSUs with reference to the closing trading price of its common stock of the grant date. The fair value is recognized over the vesting period of the RSUs granted as both share-based compensation expense and contributed surplus. The contributed surplus account is subsequently reduced if the RSUs are exercised, and the amount initially recorded is then credited to common shares.

Tax credits receivable

Tax credits receivable

The Company is entitled to a refundable tax credit on qualified exploration expenditures incurred and refundable credit on duties for losses under the Mining Tax Act. These tax credits are recognized as a reduction of the exploration costs incurred based on estimates made by management. The Company records these tax credits in the period when there is reasonable assurance with regard to collections and assessments and that the Company will comply with conditions associated with them. During the year ended February 29, 2024, the Company received $nil in refundable tax credits (February 28, 2023 $nil).

Unit offerings

Unit offerings

Proceeds from unit placements are allocated between shares and warrants issued using the residual method. Proceeds are first allocated to shares according to the quoted price of existing shares at the time of issuance and any residual in the proceeds is allocated to warrants.

Flow-through placements

Flow-through placements

Resource expenditure deductions for income tax purposes related to exploratory activities funded by flow-through share arrangements are renounced to investors in accordance with income tax legislation. Pursuant to the terms of the flow-through share agreements, these shares transfer the tax deductibility of qualifying resource expenditures to investors. On issuance, the Company bifurcates the flow-through share into i) a flow-through share premium, equal to the estimated premium, if any, investors pay for the flow-through feature, which is recognized as an other liability, and ii) share capital. Upon expenses being incurred, the Company derecognizes the other liability and recognizes a deferred tax liability for the amount of tax reduction renounced to the shareholders. The premium is recognized as other income and the related deferred tax is recognized as a tax provision.

Proceeds received from the issuance of flow-through shares are restricted to be used only for Canadian resource property exploration expenditures within a two-year period. The Company may also be subject to Part XII.6 tax on flow-through proceeds renounced under the look-back rule, in accordance with Government of Canada flow-through regulations. When applicable, this tax is accrued as a financing expense until qualifying expenditures are incurred.

Comprehensive income (loss)

Comprehensive income (loss)

Comprehensive income (loss) is the change in the Company’s equity that results from transactions and events other than the Company’s shareholders. Gains and losses that would otherwise be recorded as part of net earnings is presented in other “comprehensive income” until it is considered appropriate to recognize into net earnings. Comprehensive income (loss) consists of net income (loss) and other comprehensive income (loss) and represents the change in shareholders’ equity which results from transactions and events from sources other than the Company’s shareholders. For the years presented, net loss was the same as comprehensive loss.

Exploration and evaluation assets

Exploration and evaluation assets

Exploration and evaluation activities involve the search for minerals, the determination of technical feasibility and the assessment of commercial viability of an identified resource.

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Costs incurred before the Company has obtained the legal rights to explore an area are expensed in the year in which they are incurred. Once the legal right to explore a property has been acquired, costs directly related to acquisition are recognized and capitalized. Subsequent exploration and evaluation expenditures are expensed as incurred. These direct expenditures include such costs as materials used, surveying costs, drilling costs, payments made to contractors and depreciation on plant and equipment during the exploration phase. Costs not directly attributable to exploration and evaluation activities, including general administrative overhead costs, are also expensed as incurred.

Mineral property acquisition costs and exploration and evaluation expenditures are recorded at cost. When shares are issued as part of mineral property acquisition costs, they are valued at the closing share price on the date of issuance unless the fair value of goods or services received is determinable. When the Company acquires property under an option or joint venture agreement and the payments for it are made at the sole discretion of the Company, the property acquired is recorded upon payment.

Once the technical feasibility and commercial viability of extracting the mineral resource has been determined, the property is considered to be a mine under development and is classified as ‘mines under construction’. Exploration and evaluation assets are tested for impairment before the assets are transferred to development properties.

When a project is deemed to no longer have commercially viable prospects to the Company, exploration and evaluation expenditures in respect of that project are deemed to be impaired. As a result, those exploration and evaluation expenditure costs, in excess of estimated recoveries, are written off to profit or loss. The Company assesses exploration and evaluation assets for impairment at least annually and when facts and circumstances suggest that the carrying amount of an asset may exceed its recoverable amount. The recoverable amount is the higher of the asset’s fair value less costs to sell and value in use.

Decommissioning Obligations

Decommissioning Obligations

An obligation to incur decommissioning and site rehabilitation costs occurs when environmental disturbance is caused by exploration, evaluation, development or ongoing production. Decommissioning and site rehabilitation costs arising from the installation of plant and other site preparation work, discounted to their net present value, are provided when the obligation to incur such costs arises and are capitalized into the cost of the related asset. These costs are charged against operations through depreciation of the asset and unwinding of the discount on the provision. Depreciation is included in operating costs while the unwinding of the discount is included as a financing cost. Changes in the measurement of a liability relating to the decommissioning or site rehabilitation of plant and other site preparation work are added to, or deducted from, the cost of the related asset. The costs for the restoration of site damage, which arises during production, are provided at their net present values and charged against operations as extraction progresses. Changes in the measurement of a liability, which arises during production, are charged against operating profit. The discount rate used to measure the net present value of the obligations is the pre-tax rate that reflects the current market assessment of the time value of money and the risks specific to the obligation.

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For the years presented, the Company does not have any decommissioning obligations.

Provisions

Provisions

Provisions are recognized when present legal and constructive obligations as a result of a past event will likely lead to an outflow of economic resources from the Company and amounts can be estimated reliably. Timing or amount of the outflow may still be uncertain. Provisions are measured at the estimated expenditure required to settle the present obligation, based on the most reliable evidence available at the reporting date, including the risks and uncertainties associated with the present obligation. Provisions are discounted when the time value of money is significant. All provisions are reviewed at each reporting date and adjusted to reflect the current best estimate.

Accounting Pronouncements Adopted in the Year

Accounting Pronouncements Adopted in the Year

In the current year, the Company has applied the below amendments to IFRS Accounting Standards and Interpretations issued by the IASB that were effective for annual periods that begin on or after March 1, 2023. Their adoption has not had any material impact on the disclosures or on the amounts reported in these financial statements.

Amendments to IAS 1 Presentation of Financial Statements and IFRS Practice Statement 2 Making Materiality Judgments— Disclosure of Accounting Policies

The amendments change the requirements in IAS 1 with regard to disclosure of accounting policies. The amendments replace all instances of the term “significant accounting policies” with “material accounting policy information.” Accounting policy information is material if, when considered together with other information included in an entity’s financial statements, it can reasonably be expected to influence decisions that the primary users of general purpose financial statements make on the basis of those financial statements.

The supporting paragraphs in IAS 1 are also amended to clarify that accounting policy information that relates to immaterial transactions, other events or conditions is immaterial and need not be disclosed. Accounting policy information may be material because of the nature of the related transactions, other events or conditions, even if the amounts are immaterial. However, not all accounting policy information relating to material transactions, other events or conditions is itself material. The IASB has also developed guidance and examples to explain and demonstrate the application of the ‘four-step materiality process’ described in IFRS Practice Statement 2.

The amendments were applied effective March 1, 2023 and did not have a material impact on the Company’s financial statements.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

Amendments to IAS 1: Classification of Liabilities as Current or Non-Current and Deferral of Effective Date.

In January 2020, the IASB issued amendments to IAS 1, Presentation of Financial Statements, to provide a more general approach to the presentation of liabilities as current or non-current based on contractual arrangements in place at the reporting date.

These amendments:

-    specify that the rights and conditions existing at the end of the reporting period are relevant in determining whether the Company has a right to defer settlement of a liability by at least twelve months;

-     provide that management’s expectations are not a relevant consideration as to whether the Company will exercise its rights to defer settlement of a liability; and

-    clarify when a liability is considered settled.

On October 31, 2022, the IASB issued a deferral of the effective date for the new guidance by one year to annual reporting periods beginning on or after January 1, 2024 and is to be applied retrospectively. The Company has not yet determined the impact of these amendments on its financial statements.

IFRS 18: Presentation and disclosure in the financial statements.

In April 2024, IASB issued IFRS 18 Presentation and Disclosure in Financial Statements replacing IAS 1 Presentation of Financial Statements as the primary source of requirements in IFRS accounting standards for financial statement presentation.

This standard introduces:

-	three defined categories for income and expenses (operating, investing and financing) and requiring companies to provide new defined subtotals, including operating profit;

-	enhanced transparency of management-defined performance measures requiring companies to disclose explanations of those company-specific measures related to the statement of earnings; and

-	enhanced guidance on how companies group information in the financial statements, including guidance on whether information is included in the financial statements or is included in the notes.

IFRS 18 is effective for annual reporting periods beginning on or after January 1, 2027, with early adoption permitted, and is to be applied retrospectively for comparative periods. The Company has not yet determined the impact of this standard on its financial statements.